Revenue and segment information (Reportable segments' liabilities reconciled to total liabilities) (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Reportable segments' liabilities [line items]
Liabilities		¥ (297,871,017)	¥ (303,781,641)
Impact of other IFRS adjustments [member]
Reportable segments' liabilities [line items]
Liabilities	[1]	(1,563,317)	(2,126,383)
PRC GAAP [member] | Reportable segment total [member]
Reportable segments' liabilities [line items]
Liabilities		(292,104,045)	(297,508,896)
PRC GAAP [member] | Current income tax liabilities [member]
Reportable segments' liabilities [line items]
Liabilities		(748,957)	(231,299)
PRC GAAP [member] | Deferred income tax liabilities [member]
Reportable segments' liabilities [line items]
Liabilities		(996,021)	(1,050,326)
PRC GAAP [member] | Corporate liabilities [member]
Reportable segments' liabilities [line items]
Liabilities		¥ (2,458,677)	¥ (2,864,737)

[1]	Other GAAP adjustments above primarily represented the classification adjustments and adjustments related to business combination and borrowing cost. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortisation of related assets or the extinguishment of liabilities.